UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2014

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2014 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

Security	Shares	Value
Common Stocks—99.3%
CONSUMER DISCRETIONARY—13.1%
Amazon.com Inc (a)	29	$8,820
AutoZone Inc (a)	7,500	4,004,175
Bed Bath & Beyond Inc (a)	256,100	15,911,493
Best Buy Co Inc	866	22,455
Brinker International Inc	51,300	2,520,882
Buckle Inc/The	43,100	2,025,269
Chipotle Mexican Grill Inc (a)	6,635	3,307,548
Coach Inc	345,633	15,432,513
DIRECTV (a)	299,900	23,272,240
FUJIFILM Holdings Corp ADR (a)	92,900	2,338,293
Fossil Group Inc (a)	53,900	5,748,435
Gap Inc/The	139,945	5,499,839
Home Depot Inc/The	218	17,333
JC Penney Co Inc (a)	1,546	13,172
Johnson Controls Inc	283	12,775
Kohl’s Corp	349,900	19,171,021
L Brands Inc	219	11,870
Lear Corp	28,800	2,392,128
Lowe’s Cos Inc	364	16,711
Macy’s Inc	48,700	2,796,841
McDonald’s Corp	101	10,239
Michael Kors Holdings Ltd (a)	23,800	2,170,560
NIKE Inc Cl B	188	13,715
Netflix Inc (a)	5,500	1,771,220
PetSmart Inc	118,400	8,013,312
Priceline Group Inc/The (a)	4,700	5,441,425
Scholastic Corp	316	10,400
Staples Inc	666	8,325
Starbucks Corp	207	14,618
TJX Cos Inc/The	37,500	2,181,750
Target Corp	181	11,177
Tiffany & Co	152	13,298
TripAdvisor Inc (a)	28,200	2,276,868
Walt Disney Co/The	242	19,200

		126,479,920

CONSUMER STAPLES—8.7%
Avon Products Inc	374	5,715
Coca-Cola Co/The	292	11,911
Coca-Cola Enterprises Inc	119,400	5,425,536
Costco Wholesale Corp	120	13,882
Delhaize Group SA ADR	226,400	4,229,152
Estee Lauder Cos Inc/The Cl A	70,100	5,087,157
JM Smucker Co/The	195,400	18,891,272
Keurig Green Mountain Inc	23,700	2,220,216
Kimberly-Clark Corp	21,241	2,384,302
Koninklijke Ahold NV ADR	586,800	11,319,372
Kraft Foods Group Inc	223	12,680
Kroger Co/The	578,330	26,626,313
Mondelez International Inc Cl A	265	9,447
PepsiCo Inc	161	13,828

Procter & Gamble Co/The	155	12,795
Sysco Corp	213,800	7,788,734
Whole Foods Market Inc	248	12,326

		84,064,638

ENERGY—8.0%
ARC Resources Ltd	380	11,260
Apache Corp	339,691	29,485,178
Concho Resources Inc (a)	100	13,045
Ensco PLC Cl A	117,200	5,912,740
National Oilwell Varco Inc	339,220	26,638,947
Noble Energy Inc	170	12,203
Oil States International Inc (a)	158,100	15,357,834
Penn West Petroleum Ltd	915	8,290
Pioneer Natural Resources Co	88	17,008
Southwestern Energy Co (a)	287	13,742

		77,470,247

FINANCIALS—18.0%
American Express Co	191	16,699
Apollo Investment Corp	1,110,000	8,868,900
Brandywine Realty Trust	164,600	2,394,930
Discover Financial Services	77,300	4,321,070
E*TRADE Financial Corp (a)	110,100	2,471,745
Fifth Third Bancorp	622,700	12,833,847
Hartford Financial Services Group Inc/The	610,600	21,902,222
ING Groep NV ADR (a)	281,100	4,019,730
Invesco Mortgage Capital Inc	153,900	2,565,513
KeyCorp	333,200	4,544,848
Kimco Realty Corp	453,200	10,387,344
Lincoln National Corp	162,300	7,873,173
MFA Financial Inc	927,600	7,355,868
MetLife Inc	119,100	6,234,885
PNC Financial Services Group Inc/The	208,090	17,487,884
Piedmont Office Realty Trust Inc Cl A	792,200	13,950,642
Prudential Financial Inc	188,500	15,208,180
Retail Properties of America Inc Cl A	282,600	4,046,832
Symetra Financial Corp	145,300	3,001,898
Two Harbors Investment Corp	638,300	6,625,554
US Bancorp/MN	346	14,110
Unum Group	556,700	18,493,574

		174,619,448

HEALTH CARE—12.2%
Alexion Pharmaceuticals Inc (a)	40,900	6,470,380
Becton Dickinson and Co	128	14,468
CR Bard Inc	18,000	2,471,940
CareFusion Corp (a)	389,800	15,225,588
Celgene Corp (a)	146,300	21,507,563
Eli Lilly & Co	513,200	30,330,120
Gilead Sciences Inc (a)	216,700	17,008,783
Grifols SA ADR	56,800	2,331,072
Mylan Inc/PA (a)	146,800	7,454,504
Owens & Minor Inc	110,100	3,692,754
Shire PLC ADR	67,600	11,610,300

		118,117,472

INDUSTRIALS—8.9%
3M Co	107,715	14,982,079
AGCO Corp	261,800	14,582,260
Brink’s Co/The	98,900	2,516,016
Cummins Inc	83	12,521
Deere & Co	58,300	5,441,722
Dun & Bradstreet Corp/The	154,000	17,057,040
First Solar Inc (a)	358	24,161
Herman Miller Inc	422	13,010
Interface Inc	692	12,449
JetBlue Airways Corp (a)	1,688	13,344
Pitney Bowes Inc	197,100	5,282,280
RR Donnelley & Sons Co	138,429	2,436,350
Southwest Airlines Co	910,754	22,012,924
United Parcel Service Inc Cl B	131	12,904
United Stationers Inc	57,500	2,157,975

		86,557,035

INFORMATION TECHNOLOGY—20.8%
Advanced Micro Devices Inc (a)	3,150	12,884
Apple Inc	40,990	24,187,788
Applied Materials Inc	762	14,524
Cisco Systems Inc	504	11,647
EMC Corp/MA	373	9,623
F5 Networks Inc (a)	66,300	6,972,771
Facebook Inc Cl A (a)	71,500	4,274,270
Google Inc Cl A (a)	2,016	1,078,318
Google Inc Cl C	2,016	1,061,747
Hewlett-Packard Co	840	27,770
Intel Corp	473,241	12,630,802
International Business Machines Corp	72,452	14,234,644
MasterCard Inc Cl A	224,700	16,526,685
Micron Technology Inc (a)	97,400	2,544,088
Microsoft Corp	983,339	39,726,896
Motorola Solutions Inc	201	12,780
NVIDIA Corp	793,500	14,655,945
NetApp Inc	125,300	4,461,933
Oracle Corp	662,800	27,095,263
Power Integrations Inc	260	12,280
QUALCOMM Inc	112,200	8,831,262
SanDisk Corp	76,400	6,491,708
SunPower Corp (a)	1,124	37,564
Symantec Corp	141,700	2,873,676
Texas Instruments Inc	300	13,635
United Microelectronics Corp ADR	1,786,000	3,893,480
Western Digital Corp	112,400	9,905,812
Xerox Corp	1,209	14,617
Yahoo! Inc (a)	649	23,332

		201,637,744

MATERIALS—2.5%
Domtar Corp	101,900	9,513,384
MeadWestvaco Corp	329	12,854
Nucor Corp	230	11,903
Sealed Air Corp	414,100	14,207,771

		23,745,912

TELECOMMUNICATION SERVICES—5.6%
AT&T Inc	63,535	2,268,200
CenturyLink Inc	310,100	10,825,591
Frontier Communications Corp	1,720,800	10,238,760
KT Corp ADR	576,500	9,172,115
TELUS Corp	63,700	2,246,699
Telecom Corp of New Zealand Ltd ADR	321,100	3,788,980
Verizon Communications Inc	333,763	15,596,744

		54,137,089

UTILITIES—1.5%
Cia Paranaense de Energia ADR	208,300	2,989,105
Consolidated Edison Inc	161,300	9,360,239
Energen Corp	30,287	2,359,660

		14,709,004

Total Common Stocks—99.3% (Cost $783,924,595) (b)		961,538,509

Other Assets, less liabilities—0.7%		7,237,877

Net Assets—100.0%		$968,776,386

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $784,387,172. The aggregate gross unrealized appreciation is $186,609,147 and the aggregate gross unrealized depreciation is $9,457,810, resulting in net unrealized appreciation of $177,151,337.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—95.7%
Australia—5.6%
Arrium Ltd	Materials	3,259,733	$3,594,162
Dexus Property Group	Real Estate	2,447,163	2,573,519
Flight Centre Travel Group Ltd	Consumer Services	77,072	3,838,343
GPT Group	Real Estate	164,311	596,790
National Australia Bank Ltd	Banks	26,206	857,125
REA Group Ltd	Media	96,790	4,194,368
Westpac Banking Corp	Banks	12,769	415,509

			16,069,816

Austria—1.5%
EVN AG	Utilities	73,053	1,017,980
Voestalpine AG	Materials	72,190	3,293,125

			4,311,105

Belgium—0.6%
D’ieteren SA/NV	Retailing	21,575	997,060
Delhaize Group SA	Food & Staples Retailing	9,520	706,725

			1,703,785

Brazil—0.2%
Banco do Brasil SA	Banks	57,900	606,474

			606,474

China—1.4%
Agile Property Holdings Ltd	Real Estate	1,174,000	949,455
Beijing Capital International Airport Co Ltd Cl H	Transportation	492,000	342,052
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	16,155
China Travel International Investment Hong Kong Ltd	Consumer Services	4,776,000	961,009
Shimao Property Holdings Ltd	Real Estate	257,500	506,839
Sino-Ocean Land Holdings Ltd	Real Estate	975,000	511,844
SOHO China Ltd	Real Estate	714,060	565,512

			3,852,866

Denmark—0.6%
Pandora A/S	Consumer Durables & Apparel	7,470	502,205
Rockwool International A/S Cl B	Capital Goods	6,669	1,284,728

			1,786,933

Finland—1.3%
Neste Oil OYJ	Energy	181,185	3,718,084

			3,718,084

France—12.7%
Accor SA	Consumer Services	27,651	1,351,083
AXA SA	Insurance	184,070	4,791,795
BNP Paribas SA	Banks	49,429	3,708,469

Cap Gemini SA	Software & Services	39,193	2,766,603
Cie Generale des Etablissements Michelin	Automobiles & Components	7,793	950,873
CNP Assurances (a)	Insurance	133,651	3,078,060
Credit Agricole SA (a)	Banks	196,212	3,089,214
Imerys SA	Materials	7,558	663,040
Natixis	Banks	381,369	2,705,802
Orange SA	Telecommunication Services	294,069	4,760,377
Sanofi	Pharma, Biotech & Life Sciences	3,950	427,305
SCOR SE (a)	Insurance	52,494	1,914,623
Societe Generale SA	Banks	79,887	4,962,373
Valeo SA	Automobiles & Components	6,648	910,163
Vivendi SA	Telecommunication Services	15,132	405,778

			36,485,558

Germany—7.8%
Allianz SE	Insurance	22,606	3,913,339
Continental AG	Automobiles & Components	20,263	4,743,950
Deutsche Post AG	Transportation	131,940	4,964,112
Merck KGaA (a)	Pharma, Biotech & Life Sciences	32,155	5,419,244
Muenchener Rueckversicherungs AG (a)	Insurance	6,942	1,602,152
OSRAM Licht AG (a)	Capital Goods	9,725	508,758
United Internet AG	Software & Services	28,115	1,206,129

			22,357,684

Hong Kong—2.4%
Great Eagle Holdings Ltd	Real Estate	252,998	902,300
Hysan Development Co Ltd	Real Estate	301,000	1,294,795
Johnson Electric Holdings Ltd	Capital Goods	796,000	761,826
Sino Land Co Ltd	Real Estate	451,045	674,864
Swire Pacific Ltd Cl A	Real Estate	110,500	1,274,915
Wheelock & Co Ltd	Real Estate	470,471	1,941,876

			6,850,576

India—0.6%
Dr Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	21,835	978,529
Hero MotoCorp Ltd	Automobiles & Components	9,593	352,356
Wipro Ltd ADR	Software & Services	32,600	389,896

			1,720,781

Ireland—0.5%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	1,340,513

			1,340,513

Japan—17.1%
Asahi Glass Co Ltd	Capital Goods	354,000	2,006,520
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	35,500	395,140
Central Japan Railway Co	Transportation	22,400	2,749,838
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	4,395,634
Daiwa House Industry Co Ltd	Real Estate	128,000	2,159,021
Fast Retailing Co Ltd	Retailing	48	14,929
FUJIFILM Holdings Corp	Technology Hardware & Equipment	145,923	3,771,285
Honda Motor Co Ltd	Automobiles & Components	25,060	829,200
Ibiden Co Ltd	Technology Hardware & Equipment	92,100	1,659,874
Kawasaki Kisen Kaisha Ltd	Transportation	774,000	1,553,304
Konica Minolta Inc	Technology Hardware & Equipment	174,000	1,616,505

Medipal Holdings Corp	Health Care Equipment & Services	186,400	2,620,366
MS&AD Insurance Group Holdings	Insurance	87,400	1,959,334
Namco Bandai Holdings Inc	Consumer Durables & Apparel	32,100	692,593
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,851,405
Nishi-Nippon City Bank Ltd/The	Banks	169,000	383,828
Nissan Motor Co Ltd	Automobiles & Components	55,800	479,066
Nisshin Seifun Group Inc	Food & Beverage	204,150	2,376,254
Nisshin Steel Co Ltd	Materials	114,980	1,179,628
Nomura Real Estate Holdings Inc	Real Estate	30,900	576,558
NTN Corp	Capital Goods	5,300	18,160
ORIX Corp	Diversified Financials	31,200	451,125
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	104,400	3,007,824
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	11,600	553,598
Seiko Epson Corp	Technology Hardware & Equipment	23,900	651,839
Seino Holdings Co Ltd	Transportation	281,693	2,779,702
T&D Holdings Inc	Insurance	61,200	730,326
Tokyo Gas Co Ltd	Utilities	214,000	1,120,803
Toppan Printing Co Ltd	Commercial & Professional Services	577,451	3,974,039
Toray Industries Inc	Materials	1,394	9,102
Toyo Seikan Group Holdings Ltd	Materials	120,300	1,788,896
Yamazaki Baking Co Ltd	Food & Beverage	52,000	635,301

			48,990,997

Netherlands—4.3%
Aegon NV	Insurance	241,010	2,183,815
Core Laboratories NV	Energy	6,200	1,163,616
ING Groep NV (a)	Diversified Financials	252,861	3,588,434
Koninklijke Philips NV	Capital Goods	65,203	2,086,145
Randstad Holding NV	Commercial & Professional Services	57,805	3,358,664

			12,380,674

New Zealand—0.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	635,004	1,511,123

			1,511,123

Norway—1.6%
DNB ASA	Banks	125,145	2,208,281
Fred Olsen Energy ASA	Energy	60,254	1,913,002
Subsea 7 SA	Energy	22,584	450,838

			4,572,121

Poland—1.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	1,784,769	2,776,589

			2,776,589

Russia—0.6%
VimpelCom Ltd ADR	Telecommunication Services	205,500	1,726,200

			1,726,200

Singapore—0.5%
Singapore Airlines Ltd	Transportation	162,000	1,338,870

			1,338,870

South Africa—1.1%
MTN Group Ltd	Telecommunication Services	161,491	3,232,688
Sanlam Ltd	Insurance	2,531	13,519

			3,246,207

South Korea—2.1%
GS Holdings	Energy	8,650	402,657
KB Financial Group Inc	Banks	21,630	736,839
KT Corp	Telecommunication Services	75,020	2,381,357
SK Hynix Inc (a)	Semiconductors & Semiconductor Equipment	64,420	2,503,109

			6,023,962

Spain—3.2%
Amadeus IT Holding SA Cl A	Software & Services	9,970	414,095
Banco Santander SA	Banks	43,519	432,466
Banco Santander SA Rights (a) (c)	Banks	43,519	9,201
Bankinter SA	Banks	155,439	1,188,183
Gamesa Corp Tecnologica SA (a)	Capital Goods	152,810	1,515,144
Red Electrica Corp SA	Utilities	54,505	4,480,018
Sacyr SA (a)	Capital Goods	176,378	1,156,753

			9,195,860

Sweden—4.2%
Atlas Copco AB Cl A	Capital Goods	440	12,707
Hennes & Mauritz AB Cl B	Retailing	277	11,255
Holmen AB Cl B	Materials	59,645	2,097,720
Investor AB Cl B (a)	Diversified Financials	72,380	2,793,287
Skandinaviska Enskilda Banken AB Cl A	Banks	152,384	2,093,938
SKF AB Cl B	Capital Goods	385	9,925
TeliaSonera AB	Telecommunication Services	685,113	4,957,868

			11,976,700

Switzerland—7.3%
Aryzta AG	Food & Beverage	25,919	2,391,866
Baloise Holding AG	Insurance	17,225	2,093,333
Clariant AG	Materials	21,488	422,707
Logitech International SA	Technology Hardware & Equipment	76,076	1,028,229
Novartis AG	Pharma, Biotech & Life Sciences	49,950	4,328,679
OC Oerlikon Corp AG	Capital Goods	255,796	4,067,402
Swiss Life Holding AG	Insurance	12,208	2,997,751
Swiss Re AG	Insurance	39,639	3,459,887

			20,789,854

Taiwan—0.6%
Asustek Computer Inc	Technology Hardware & Equipment	107,000	1,105,504
Everlight Electronics Co Ltd	Semiconductors & Semiconductor Equipment	307,000	717,736

			1,823,240

United Kingdom—16.4%
3i Group PLC	Diversified Financials	634,835	4,071,269
Antofagasta PLC	Materials	49,104	652,538
Associated British Foods PLC	Food & Beverage	135,344	6,789,779
Barratt Developments PLC	Consumer Durables & Apparel	301,640	1,881,990
Berendsen PLC	Commercial & Professional Services	106,439	1,860,181
BG Group PLC	Energy	20,954	423,875
BT Group PLC	Telecommunication Services	950,855	5,916,512
J Sainsbury PLC	Food & Staples Retailing	660,589	3,744,524
John Wood Group PLC	Energy	35,930	475,346
Kingfisher PLC	Retailing	87,299	616,316

London Stock Exchange Group PLC	Diversified Financials	13,910	425,598
Marks & Spencer Group PLC	Retailing	1,781	13,265
Next PLC	Retailing	48,516	5,341,295
Persimmon PLC	Consumer Durables & Apparel	62,920	1,393,916
Shire PLC	Pharma, Biotech & Life Sciences	119,284	6,803,867
Smith & Nephew PLC	Health Care Equipment & Services	174,848	2,714,728
Taylor Wimpey PLC	Consumer Durables & Apparel	882,584	1,566,292
Travis Perkins PLC	Capital Goods	24,992	719,514
Unilever PLC	Food & Beverage	36,936	1,649,018

			47,059,823

Total Common Stock (Cost $238,593,575)			274,216,395

Preferred Stock—1.6%
Brazil—1.1%
Cia Paranaense de Energia	Utilities	51,100	730,507
Itau Unibanco Holding SA	Banks	54,700	900,673
Itausa—Investimentos Itau SA	Banks	338,925	1,486,147

			3,117,327

Germany—0.5%
Henkel AG & Co KGaA	Household & Personal Products	14,202	1,580,658

			1,580,658

Total Preferred Stock (Cost $3,216,380)			4,697,985

Total Investments—97.3% (Cost $241,809,955) (b)			278,914,380

Other Assets, less liabilities—2.7%			7,659,428

Net Assets—100.0%			$286,573,808

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $244,195,784. The aggregate gross unrealized appreciation is $41,270,776 and the aggregate gross unrealized depreciation is $6,552,180, resulting in net unrealized appreciation of $34,718,596.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The portfolio of investments of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$126,479,920	$—	$—	$126,479,920
Consumer Staples	84,064,638	—	—	84,064,638
Energy	77,470,247	—	—	77,470,247
Financials	174,619,448	—	—	174,619,448
Health Care	118,117,472	—	—	118,117,472
Industrials	86,557,035	—	—	86,557,035
Information Technology	201,637,744	—	—	201,637,744
Materials	23,745,912	—	—	23,745,912
Telecommunication Services	54,137,089	—	—	54,137,089
Utilities	14,709,004	—	—	14,709,004

Total	$961,538,509	$—	$—	$961,538,509

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$28,572,451	$—	$—	$28,572,451
Consumer Staples	18,293,468	—	—	18,293,468
Energy	10,921,350	—	—	10,921,350
Financials	76,709,521	—	9,201	76,718,722
Health Care	26,695,682	—	—	26,695,682
Industrials	42,438,191	—	—	42,438,191
Information Technology	24,430,175	—	—	24,430,175
Materials	15,041,431	—	—	15,041,431
Telecommunication Services	24,486,125	—	—	24,486,125
Utilities	6,618,801	—	—	6,618,801
Preferred Stocks
Consumer Staples	1,580,658			1,580,658
Financials	900,673			900,673
Industrials	1,486,147	—	—	1,486,147
Utilities	730,506	—	—	730,506

Total	$278,905,179	$—	$9,201	$278,914,380

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2013	$9,315
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	2,756
Purchases	—
Sales	—
Transfers in and/or out of Level Three	(2,870)

Balance as of April 30, 2014	$9,201

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2014:	$243

Transfers from Level 1 to Level 3 included securities valued at $294,443 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $297,313 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at April 30, 2014.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 42.3%
Freddie Mac:
0.500%, 5/13/2016	14,600,000	14,622,864
0.875%, 3/7/2018	13,910,000	13,651,872
1.750%, 9/10/2015	7,946,000	8,113,923
2.375%, 1/13/2022	18,425,000	18,178,013

Total U.S. Government Agency Obligations (Cost $54,239,855)		54,566,672

U.S. Government Agency Mortgage Securities — 38.0%
Fannie Mae:
190370, 6.000%, 6/1/2036	298,551	335,196
471235, 3.120%, 5/1/2022	1,243,420	1,279,534
471333, 3.120%, 8/1/2022	1,946,764	1,963,863
471478, 2.610%, 8/1/2022	1,456,902	1,440,576
745044, 4.500%, 8/1/2035	118,315	127,488
745327, 6.000%, 3/1/2036	814,902	918,698
889529, 6.000%, 3/1/2038	160,059	179,172
890248, 6.000%, 8/1/2037	62,748	70,828
890547, 4.000%, 11/1/2036	397,565	417,415
930672, 4.500%, 3/1/2039	385,639	417,747
932441, 4.000%, 1/1/2040	1,064,879	1,117,409
932871, 3.000%, 1/1/2026	1,565,781	1,618,244
995082, 5.500%, 8/1/2037	255,748	285,395
995243, 4.500%, 8/1/2038	357,501	384,313
AB1343, 4.500%, 8/1/2040	322,304	349,162
AB1763, 4.000%, 11/1/2030	70,881	75,468
AB2694, 4.500%, 4/1/2041	169,188	182,730
AB3274, 4.500%, 7/1/2041	647,591	699,390
AB4168, 3.500%, 1/1/2032	654,379	681,136
AB6472, 2.000%, 10/1/2027	349,104	342,720
AB6644, 2.500%, 10/1/2027	39,096	39,480
AB7142, 2.500%, 12/1/2027	133,865	135,181
AB7158, 2.500%, 12/1/2027	182,505	184,301
AB7691, 3.500%, 1/1/2033	225,675	234,949
AB8428, 3.500%, 2/1/2033	455,873	473,027
AC1877, 4.500%, 9/1/2039	134,762	145,054
AC5445, 5.000%, 11/1/2039	196,889	218,084
AC9564, 4.500%, 2/1/2040	135,112	146,063
AD1649, 4.000%, 3/1/2040	159,880	167,751
AD8033, 4.000%, 8/1/2040	63,658	66,833
AE0215, 4.000%, 12/1/2039	150,511	158,114
AE0216, 4.000%, 8/1/2040	337,942	354,547
AE0624, 4.000%, 11/1/2040	153,028	160,491
AE0625, 4.000%, 12/1/2040	159,760	168,293
AE4113, 4.000%, 10/1/2040	104,044	109,193
AE4192, 4.000%, 10/1/2040	460,686	484,074
AE4414, 4.000%, 11/1/2040	581,147	610,414
AE5143, 4.000%, 11/1/2040	71,414	75,006
AH2434, 3.000%, 12/1/2025	105,401	109,023
AH3586, 4.000%, 1/1/2041	340,061	357,109
AI7951, 4.500%, 8/1/2036	144,988	156,002
AJ5974, 4.000%, 12/1/2036	92,020	96,645

AL0005, 4.500%, 1/1/2041	150,477	161,975
AL0049, 6.000%, 12/1/2035	190,493	215,288
AL0240, 4.000%, 4/1/2041	384,503	404,269
AL1627, 4.500%, 9/1/2041	470,762	506,402
AL2716, 2.000%, 12/1/2027	163,521	160,786
AL3041, 2.000%, 2/1/2028	44,563	43,818
AL3274, 3.000%, 5/1/2027	301,604	312,085
AM0463, 2.720%, 9/1/2022	487,412	483,365
AM3110, 2.470%, 10/1/2019	1,330,351	1,351,081
AM3278, 2.850%, 5/1/2023	746,138	733,783
AM4253, 3.220%, 9/1/2020	1,849,818	1,925,764
AM4796, 3.300%, 12/1/2023	781,676	799,052
AM5146, 3.470%, 1/1/2024	502,232	518,689
AO3244, 3.500%, 8/1/2032	223,444	232,627
AP6251, 2.500%, 10/1/2027	156,069	157,847
AP6368, 3.500%, 9/1/2032	217,602	226,539
AP9592, 3.500%, 10/1/2032	453,147	471,757
AP9623, 2.000%, 10/1/2027	170,607	167,754
AR1524, 2.000%, 1/1/2028	458,979	451,302
AR6867, 2.000%, 2/1/2028	950,062	934,173
FHR 3768 CB, 3.500%, 12/15/2025	343,000	352,300
FHR 3800 CB, 3.500%, 2/15/2026	383,000	392,306
FHR 3806 L, 3.500%, 2/15/2026	847,000	862,552
FHR 3877 LM, 3.500%, 6/15/2026	780,000	796,167
FHR 3745 AY, 4.000%, 10/15/2030	73,000	76,699
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	501,743
FNR 2012-17 BC, 3.500%, 3/25/2027	368,000	371,259
MA0199, 4.000%, 10/1/2029	66,753	70,931
MA0427, 4.000%, 5/1/2030	128,294	136,476
MA0481, 4.500%, 8/1/2030	643,508	695,061
MA0587, 4.000%, 12/1/2030	220,631	234,837
MA0639, 4.000%, 2/1/2041	247,124	259,540
MA0804, 4.000%, 7/1/2031	179,927	191,527
MA0949, 3.500%, 1/1/2032	777,159	808,965
MA0976, 3.500%, 2/1/2032	232,862	242,396
MA1107, 3.500%, 7/1/2032	57,021	59,364
MA1543, 3.500%, 8/1/2033	627,034	650,487
MA1630, 4.000%, 10/1/2033	174,198	185,123
Freddie Mac:
A12413, 5.000%, 8/1/2033	69,480	76,455
A37619, 4.500%, 9/1/2035	471,863	508,269
A87874, 4.000%, 8/1/2039	137,425	144,184
A89148, 4.000%, 10/1/2039	220,582	231,357
A89384, 4.000%, 10/1/2039	295,703	310,150
A89729, 4.000%, 11/1/2039	148,339	155,558
A93101, 5.000%, 7/1/2040	298,357	327,585
A93996, 4.500%, 9/1/2040	137,930	148,498
A94362, 4.000%, 10/1/2040	332,953	349,461
A94742, 4.000%, 11/1/2040	57,781	60,636
A95084, 4.000%, 11/1/2040	62,493	66,372
A95796, 4.000%, 12/1/2040	228,603	239,415
A97047, 4.500%, 2/1/2041	154,417	166,279
D99439, 3.500%, 6/1/2032	166,843	173,302
E09023, 2.000%, 2/1/2028	411,884	404,924
G01779, 5.000%, 4/1/2035	88,758	97,602
G01828, 4.500%, 4/1/2035	402,135	433,747
G01837, 5.000%, 7/1/2035	600,886	660,582
G01838, 5.000%, 7/1/2035	108,063	118,833

G02424, 5.500%, 12/1/2036	469,168	517,898
G04997, 5.000%, 1/1/2037	391,147	429,414
G05052, 5.000%, 10/1/2033	43,272	47,516
G06061, 4.000%, 10/1/2040	516,124	541,114
G06079, 6.000%, 7/1/2039	385,028	429,945
G06990, 5.500%, 8/1/2040	677,730	746,696
G08347, 4.500%, 6/1/2039	718,615	775,509
G08353, 4.500%, 7/1/2039	778,530	838,163
G08372, 4.500%, 11/1/2039	341,508	367,637
G14599, 2.500%, 11/1/2027	432,643	435,811
G30614, 3.500%, 12/1/2032	649,765	674,850
J14244, 3.000%, 1/1/2026	287,246	296,515
J14245, 3.000%, 1/1/2026	155,859	160,914
J17791, 3.000%, 1/1/2027	627,153	647,054
J20118, 2.500%, 8/1/2027	264,617	266,968
J21439, 2.500%, 12/1/2027	1,312,480	1,322,488
J22872, 2.000%, 3/1/2028	90,114	88,587
J22899, 2.000%, 3/1/2028	194,161	190,843
Q00291, 5.000%, 4/1/2041	262,708	288,715
Q01807, 4.500%, 7/1/2036	263,668	284,008
Q06160, 4.000%, 2/1/2037	96,172	100,869
Z40004, 6.000%, 8/1/2036	75,602	84,032
Ginnie Mae CMO:
2006-9 B, 5.211%, VR, 3/16/2037	191,902	198,759

Total U.S. Government Agency Mortgage Securities (Cost $48,601,636)		49,089,721

Corporate Obligations — 14.7%
3M Company, 1.375%, 9/29/2016	1,171,000	1,192,781
Agilent Technologies, Inc., 3.875%, 7/15/2023	351,000	353,966
American Express Credit, 2.375%, 3/24/2017	1,171,000	1,214,020
American Tower Corp, 5.000%, 2/15/2024	437,000	465,756
American Tower Corp., 3.500%, 1/31/2023	281,000	270,660
Analog Devices, 3.000%, 4/15/2016	333,000	346,492
Apple Inc, 2.850%, 5/6/2021	442,000	444,687
AT&T Inc, 2.375%, 11/27/2018	500,000	506,915
CC Holdings GS V LLC/CRO, 3.849%, 4/15/2023	568,000	558,543
Cisco Systems Inc, 2.125%, 3/1/2019	229,000	229,409
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	422,787
Delphi Corp, 4.150%, 3/15/2024	191,000	195,829
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,103,008
eBay Inc., 2.600%, 7/15/2022	330,000	316,448
ENSCO Plc, 4.700%, 3/15/2021	1,597,000	1,727,838
Fifth Third Bank, 1.450%, 2/28/2018	374,000	369,662
Howard Hughes Medical In, 3.500%, 9/1/2023	252,000	256,359
Intel Corp, 1.950%, 10/1/2016	1,171,000	1,204,909
Intel Corp, 2.700%, 12/15/2022	328,000	317,113
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,006,050
Key Bank NA, 1.650%, 2/1/2018	250,000	249,316
Morgan Stanley, 2.500%, 1/24/2019	452,000	452,880
Morgan Stanley, 5.000%, 11/24/2025	528,000	549,021
Nomura Holdings Inc, 2.750%, 3/19/2019	176,000	176,191
Oracle Corp, 1.200%, 10/15/2017	65,000	64,785
Oracle Corp, 2.375%, 1/15/2019	105,000	106,870
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,005,175
Praxair Inc., 4.625%, 3/30/2015	647,000	671,948
Reinsurance Group of America, 4.700%, 9/15/2023	125,000	132,044
Thermo Fisher Scientific, 4.150%, 2/1/2024	202,000	211,163

Time Warner Inc, 3.400%, 6/15/2022	600,000	605,387
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (c)	266,000	262,331
United Air 2014 1 A PTT, 4.000%, 10/11/2027	265,000	267,650
US Bank NA Cincinnati, 1.100%, 1/30/2017	339,000	340,253
VERIZON COMMUNICATIONS, 5.150%, 9/15/2023	1,251,000	1,381,611

Total Corporate Obligations (Cost $18,365,102)		18,979,857

Corporate Mortgage Securities — 1.0%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (d)	423,593	436,543
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (c)	806,000	891,804

Total Corporate Mortgage Securities (Cost $1,339,809)		1,328,347

Certificates of Deposit — 2.5%
Alternatives Federal Credit Union, 0.300%, 3/5/2015 (a)	250,000	250,000
BANK2, 0.850%, 11/4/2014 (a)	250,000	250,000
Central Bank of Kansas City, 0.300%, 5/30/2014 (a)	250,000	250,000
City First Bank of D.C., 0.450%, 2/5/2015 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.350%, 2/9/2015 (a)	250,000	250,000
Eastern Bank, 0.100%, 12/20/2014 (a)	250,000	250,000
Hope Federal Credit Union, 0.850%, 2/12/2015 (a)	250,000	250,000
Latino Community Credit Union, 0.500%, 6/10/2014 (a)	250,000	250,000
New Resource Bank, 0.150%, 4/5/2015 (a)	250,000	250,000
Proamerica Bank, 0.350%, 2/8/2015 (a)	250,000	250,000
Self Help Credit Union, 0.550%, 12/12/2014 (a)	250,000	250,000
Self Help Federal Credit Union, 0.550%, 12/22/2014 (a)	250,000	250,000
Southern Bancorp, 0.350%, 6/20/2014 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,250,000)		3,250,000

Cash Equivalents — 0.8%
Money Market Demand Accounts:
Bank2 Money Market Account, 0.006%, 5/15/2014 (a)	100,688	100,688
Latino Community Credit Union, 0.900%, 5/15/2014 (a)	102,509	102,509
Liberty Bank and Trust Money Market, 0.150%, 5/15/2014 (a)	200,116	200,116
New Resource Bank Money Market, 0.100%, 5/15/2014 (a)	100,006	100,006
Opportunities Credit Union, 0.003%, 5/15/2014 (a)	101,006	101,006
Self-Help Federal Credit Union, 0.660%, 5/15/2014 (a)	100,599	100,599
Self-Help Money Market Demand, 1.000%, 5/15/2014 (a)	102,525	102,525
Southern Bancorp Money Market, 0.550%, 5/15/2014 (a)	251,330	251,330

Total Cash Equivalents (Cost $1,058,779)		1,058,779

Total Investments — 99.3% (Cost $126,855,181) (b)		128,273,376

Other Assets, less liabilities — 0.7%		924,525

Net Assets — 100.0%		$129,197,901

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $127,291,105. The aggregate gross unrealized appreciation is $1,207,459, and the aggregate gross unrealized depreciation is $225,188, resulting in net unrealized appreciation of $982,271.
(c)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(d)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on April 30, 2014.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$54,566,672	$—	$54,566,672
U.S. Government Agency Mortgage Securities	—	49,089,721	—	49,089,721
Corporate Obligations	—	18,979,857	—	18,979,857
Corporate Mortgage Securities	—	1,328,347	—	1,328,347
Certificates of Deposit	—	3,250,000	—	3,250,000
Cash Equivalents	—	1,058,779	—	1,058,779

Total	$—	$128,273,376	$—	$128,273,376

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2013	$1,912,352
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	36,328
Purchases	2,707,725
Sales	(963,679)
Transfers in and/or out of Level Three	(3,692,726)

Balance as of April 30, 2014	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2014	$—

Transfers from Level 2 to Level 3 included securities valued at $963,679 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $4,656,405 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President (Principal Executive Officer)

Date:	June 27, 2014

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date:	June 27, 2014